Transactions with Related Parties (Details Narrative) - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 01, 2023	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties			$ 8,889,000	$ 5,287,000	$ 8,889,000
Due to related parties			7,439,000	3,558,000	7,439,000
Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties			8,889,000	5,287,000	8,889,000
Management fees				567,000	1,947,000	$ 2,186,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense				1,203,000	0
Due from related parties				1,098,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2024 [Member]
Related Party Transaction [Line Items]
Services rendered expense				22,886,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2025 [Member]
Related Party Transaction [Line Items]
Services rendered expense				23,154,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2026 [Member]
Related Party Transaction [Line Items]
Services rendered expense				22,848,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2027 [Member]
Related Party Transaction [Line Items]
Services rendered expense				22,488,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2028 [Member]
Related Party Transaction [Line Items]
Services rendered expense				22,368,000
Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2029 to 2033 [Member]
Related Party Transaction [Line Items]
Services rendered expense				95,076,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense				19,503,000	20,228,000	20,203,000
Supervisory services expenses				1,897,000	1,107,000	530,000
Due from related parties			165,000	157,000	165,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Selling, General and Administrative Expense				$ 5,000,000	1,000,000	500,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Ownership percentage				25.00%
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense				$ 11,026,000	10,684,000	6,821,000
Related Party Transaction, Rate				1.25%
Due to related parties			3,217,000	$ 1,501,000	3,217,000
Accrued liabilities			506,000	667,000	506,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense				14,420,000	10,965,000	10,002,000
Due to related parties			3,569,000	2,468,000	3,569,000
Accrued Insurance, Current			259,000	328,000	259,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense				6,589,000	6,437,000	5,098,000
Due to related parties			488,000	$ 530,000	488,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	$ 30,000	$ 27,500	28,500			27,500
Third Party Managed Vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	29,700	28,600	29,100			28,000
Chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	21,000	20,400	21,000			20,400
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	36,000	35,000	36,000			35,000
LNG Carriers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	45,100	38,900	42,400			37,800
Third Party Managed Vessels Afrodite And Ariadne [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	28,900	27,500	27,500
Liquefied Natural Gas Carrier Tenergy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	36,700	30,800	34,300
Suezmax Tanker Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees					$ 28,500
Third Party Managed VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	28,700
Third Party Managed Suezmax Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	$ 28,400
Supervisory Fees For New Vessels Construction [Member] | Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Supervisory services expenses		$ 20,400	$ 21,000			$ 20,400
Six Handymax Tankers and Two Handysize Tankers [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate				0.50%
Costs and Expenses, Related Party				$ 848,000
Aframax Tanker Proteas Panamax Tanker Inca [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate					1.00%
Costs and Expenses, Related Party					$ 326,000
Panamax Maya I [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate					1.00%
Costs and Expenses, Related Party					$ 96,000
Two Vessels [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party				$ 500,000
Payment for the cost of design and supervision services for newbuildings					$ 0